Condensed Interim Consolidated Statements Of Cash Flows (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (385,650)	$ (719,583)	$ (509,416)	$ (1,066,612)	$ (1,105,233)	$ (1,576,028)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					153,489	278,979
Amortization of operating lease right-of-use assets			6,782		6,781	16,185	$ 29,748
Gain on derivative liability – warrants						(51)
Loss on disposal of equipment					1,927
Stock-based compensation	104,321		136,347		172,570	248,321
Unrealized foreign exchange loss					225	336
Changes in operating assets and liabilities:
Accounts receivable					2,827,110	3,852,974
Prepaid expenses					31,401	12,230
Accounts payable and accrued liabilities					(2,830,912)	(3,792,452)
Net cash used in operating activities					(742,642)	(959,506)
Cash flows from investing activities:
Acquisition of equipment					(5,685)	(6,032)
Long-term cash equivalent					16,537
Net cash provided by (used in) investing activities					10,852	(6,032)
Cash flows from financing activities:
Payments for repurchase of common shares						(517)
Payments on operating lease liabilities					(7,605)	(16,735)
Net cash used in financing activities					(7,605)	(17,252)
Change in cash					(739,395)	(982,790)
Cash, beginning of period		$ 1,469,224		$ 2,363,530	1,469,224	2,363,530	2,363,530
Cash, end of period	$ 729,829		$ 1,380,740		729,829	1,380,740	$ 1,469,224
Supplementary information:
Interest paid
Income taxes paid					$ 15,431	$ 3,617